Segments - Summary of Results by Segment (Detail) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Net interest income		£ 3,803	£ 3,582		£ 3,575
Non-interest income		1,109	1,213		998
Inter-segment revenue		4,912	4,795		4,573
Operating expenses before impairment losses, provisions and (charges)/releases		(2,502)	(2,417)		(2,403)
Impairment (losses)/releases on loans and advances		(203)	(67)		(66)
Provisions for other liabilities and (charges)/releases	£ (35)	(393)	(397)		(762)
Total operating impairment losses, provisions and (charges)/releases		(596)	(464)		(828)
Profit before tax		1,814	1,914		1,342
Revenue from external customers		4,912	4,795		4,573
Total operating income		4,912	4,795		4,573
Customer loans		200,324	200,156		198,634
Total assets		314,760	302,510	[1]	280,778
Customer deposits		175,921	172,351		162,255
Total liabilities		298,558	287,057		265,747
Retail Banking [member]
Disclosure of operating segments [line items]
Net interest income		3,302	3,140		3,097
Non-interest income		615	562		526
Inter-segment revenue		3,917	3,702		3,623
Operating expenses before impairment losses, provisions and (charges)/releases		(1,871)	(1,800)		(1,898)
Impairment (losses)/releases on loans and advances		(36)	(20)		(90)
Provisions for other liabilities and (charges)/releases		(342)	(338)		(728)
Total operating impairment losses, provisions and (charges)/releases		(378)	(358)		(818)
Profit before tax		1,668	1,544		907
Revenue from external customers		4,505	4,369		4,529
Total operating income		3,917	3,702		3,623
Customer loans		168,991	168,638		167,093
Total assets		174,524	175,100		173,479
Customer deposits		149,315	148,063		140,358
Total liabilities		150,847	149,793		143,157
Retail Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue		(588)	(667)		(906)
Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income		395	383		399
Non-interest income		74	76		91
Inter-segment revenue		469	459		490
Operating expenses before impairment losses, provisions and (charges)/releases		(223)	(215)		(217)
Impairment (losses)/releases on loans and advances		(13)	(29)		(25)
Provisions for other liabilities and (charges)/releases		(55)	(26)		(23)
Total operating impairment losses, provisions and (charges)/releases		(68)	(55)		(48)
Profit before tax		178	189		225
Revenue from external customers		631	644		626
Total operating income		469	459		490
Customer loans		19,391	19,381		18,680
Total assets		19,391	19,381		18,680
Customer deposits		18,697	17,203		15,076
Total liabilities		18,697	17,203		15,076
Commercial Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue		(162)	(185)		(136)
Global Corporate Banking [member]
Disclosure of operating segments [line items]
Net interest income		74	73		52
Non-interest income		364	312		303
Inter-segment revenue		438	385		355
Operating expenses before impairment losses, provisions and (charges)/releases		(304)	(280)		(287)
Impairment (losses)/releases on loans and advances		(174)	(21)		13
Provisions for other liabilities and (charges)/releases		(11)	(12)		(14)
Total operating impairment losses, provisions and (charges)/releases		(185)	(33)		(1)
Profit before tax		(51)	72		67
Revenue from external customers		506	466		437
Total operating income		438	385		355
Customer loans		6,037	5,659		5,470
Total assets		51,078	39,777		36,593
Customer deposits		4,546	4,054		3,013
Total liabilities		45,603	36,506		32,290
Global Corporate Banking [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue		(68)	(81)		(82)
Corporate Centre [member]
Disclosure of operating segments [line items]
Net interest income		32	(14)		27
Non-interest income		56	263		78
Inter-segment revenue		88	249		105
Operating expenses before impairment losses, provisions and (charges)/releases		(104)	(122)		(1)
Impairment (losses)/releases on loans and advances		20	3		36
Provisions for other liabilities and (charges)/releases		15	(21)		3
Total operating impairment losses, provisions and (charges)/releases		35	(18)		39
Profit before tax		19	109		143
Revenue from external customers		(730)	(684)		(1,019)
Total operating income		88	249		105
Customer loans		5,905	6,478		7,391
Total assets		69,767	68,252		52,026
Customer deposits		3,363	3,031		3,808
Total liabilities		83,411	83,555		75,224
Corporate Centre [member] | Elimination of Intersegment Amounts [member]
Disclosure of operating segments [line items]
Inter-segment revenue		£ 818	£ 933		£ 1,124

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.